Operating and maintenance costs	12 Months Ended
Mar. 31, 2025
Operating Costs and Expenses [Abstract]
Operating and maintenance costs [Text Block]

24. Operating and maintenance costs

Operating and maintenance cost were comprised of the following for the years ended:

	2025	2024

Digital currency mining	$82,041	$73,570
High performance computing hosting	6,118	2,738
Total	$88,159	$76,308